UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 2

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	1/31/2014

Date of reporting period:	4/30/2013

Item 1. Schedule of Investments

Prudential Core Taxable Money Market Fund

Schedule of Investments

as of April 30, 2013 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CERTIFICATES OF DEPOSIT — 13.2%
Bank of Montreal	0.200%		06/19/13	$ 290,600	$ 290,600,000
Bank of Montreal (Chicago Branch)	0.774%	(a)	09/23/13	31,000	31,065,653
Bank of Nova Scotia Houston	0.330%	(a)	10/16/13	181,500	181,511,502
Bank of Nova Scotia Houston	0.460%	(a)	09/16/13	6,250	6,254,414
Bank of Nova Scotia Houston	0.500%	(a)	11/18/13	23,150	23,180,792
Bank of Nova Scotia Houston	0.533%	(a)	01/03/14	8,250	8,263,377
Bank of Nova Scotia Houston	0.697%	(a)	10/18/13	8,700	8,717,986
Bank of Nova Scotia Houston	0.743%	(a)	02/13/14	45,000	45,142,801
Bank of Nova Scotia Houston	0.792%	(a)	02/10/14	45,000	45,159,364
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.220%		06/10/13	284,500	284,500,000
Branch Banking & Trust Co.	0.180%		08/05/13	330,500	330,500,000
Chase Bank USA NA	0.180%		06/06/13	73,700	73,700,000
Commonwealth Bank of Australia	1.558%	(a)	01/17/14	3,000	3,026,959
Credit Suisse (NY Branch)	0.230%		06/11/13	158,000	158,000,000
Credit Suisse (NY Branch)	0.776%	(a)	07/25/13	125,000	125,000,000
Deutsche Bank AG	0.230%		06/27/13	141,000	141,000,000
Deutsche Bank AG	0.250%		07/15/13	139,000	139,000,000
JPMorgan Chase & Co.	0.250%		10/02/13	167,000	167,000,000
National Australia Bank Ltd.	0.292%	(a)	08/09/13	90,000	90,015,465
Norinchukin Bank (NY Branch)	0.180%		05/08/13	200,000	200,000,000
Rabobank Nederland (NY Branch)	0.270%		07/08/13	60,500	60,507,981
Rabobank Nederland (NY Branch)	0.448%	(a)	05/02/13	174,000	173,999,976
Rabobank Nederland (NY Branch)	0.448%	(a)	05/07/13	70,000	69,999,899
Royal Bank of Canada	0.360%	(a)	01/25/14	80,000	80,000,000
Royal Bank of Canada (NY Branch)	0.328%	(a)	07/11/13	279,600	279,600,000
Royal Bank of Canada (NY Branch)	0.350%	(a)	03/26/14	67,000	67,000,000
Societe Generale	0.220%		06/03/13	250,000	250,000,000
Societe Generale	0.240%		05/01/13	244,600	244,600,000
Sumitomo Mitsui Bank (NY Branch)	0.230%		05/02/13	15,000	15,000,017
Sumitomo Mitsui Bank (NY Branch)	0.890%		05/10/13	11,850	11,852,009
Sumitomo Mitsui Banking Corp.	0.240%		06/11/13	190,000	190,000,000
Sumitomo Mitsui Banking Corp.	0.240%		06/12/13	92,500	92,500,000
Sumitomo Mitsui Trust Bank Ltd.	0.180%		05/07/13	200,000	200,000,000
Svenska Handelsbanken AB	0.215%		08/26/13	288,550	288,554,685
Svenska Handelsbanken AB	0.255%		07/15/13	23,000	23,001,673
Toronto Dominion Bank	0.180%		05/20/13	286,000	286,000,000
Toronto Dominion Bank	0.276%	(a)	07/26/13	260,650	260,650,000
Wells Fargo Bank NA	0.190%		10/09/13	162,000	162,000,000
Wells Fargo Bank NA	0.200%		12/06/13	200,000	200,000,000
Wells Fargo Bank NA	0.250%		03/07/14	100,000	100,000,000
Westpac Banking Corp.	0.339%	(a)	11/21/13	20,000	20,009,599

					5,426,914,152

COMMERCIAL PAPER — 15.0%
ABN AMRO Funding USA LLC, 144A	0.270%	(b)	08/12/13	50,000	49,961,375
ABN AMRO Funding USA LLC, 144A	0.270%	(b)	08/14/13	50,000	49,960,625
ABN AMRO Funding USA LLC, 144A	0.270%		09/04/13	162,700	162,546,248
Australia & New Zealand Banking Group Ltd., 144A	0.195%	(b)	08/09/13	122,000	121,933,917
Credit Agricole North America, Inc.	0.210%	(b)	06/03/13	291,000	290,943,982
DNB Bank ASA, 144A	0.210%	(b)	07/08/13	128,000	127,949,227
DNB Bank ASA, 144A	0.215%	(b)	06/03/13	161,000	160,968,270
DNB Bank ASA, 144A	0.255%	(b)	08/06/13	172,000	171,881,822
DNB Bank ASA, 144A	0.356%		01/22/14	76,700	76,700,000
DNB Bank ASA, 144A	0.430%		09/20/13	274,600	274,600,000
Electricite de France, 144A	0.218%	(b)	07/18/13	277,000	276,869,285
Electricite de France, 144A	0.240%	(b)	07/05/13	25,000	24,989,167
HSBC Bank PLC, 144A	0.348%		01/31/14	230,600	230,600,000
HSBC USA, Inc.	0.230%	(b)	05/28/13	132,000	131,977,230

ING (U.S.) Funding LLC	0.260%	(b)	07/30/13	162,700	162,594,245
ING (U.S.) Funding LLC	0.260%	(b)	08/01/13	45,000	44,970,100
International Bank for Reconstruction & Development	0.100%	(b)	07/09/13	205,000	204,960,708
International Finance Corp.	0.100%	(b)	06/06/13	62,500	62,493,750
International Finance Corp.	0.110%	(b)	07/10/13	106,000	105,977,328
JPMorgan Chase & Co.	0.304%		09/03/13	156,500	156,500,000
Nestle Capital Corp., 144A	0.200%	(b)	09/06/13	140,700	140,599,947
PSP Capital, Inc., 144A	0.160%	(b)	05/16/13	32,000	31,997,867
PSP Capital, Inc., 144A	0.170%	(b)	07/02/13	43,000	42,987,410
PSP Capital, Inc., 144A	0.170%	(b)	07/03/13	17,000	16,994,942
PSP Capital, Inc., 144A	0.170%	(b)	07/08/13	50,000	49,983,944
PSP Capital, Inc., 144A	0.180%	(b)	06/17/13	45,000	44,989,425
Sanofi Aventis, 144A	0.160%	(b)	06/27/13	43,000	42,989,107
Sanofi Aventis, 144A	0.160%	(b)	06/28/13	200,000	199,948,444
Sanofi Aventis, 144A	0.161%	(b)	06/17/13	50,000	49,989,478
Skandinaviska Enskilda Banken AB, 144A	0.220%	(b)	06/21/13	270,000	269,915,850
Skandinaviska Enskilda Banken AB, 144A	0.240%	(b)	05/09/13	27,700	27,698,523
State Street Corp.	0.170%	(b)	06/05/13	240,600	240,560,234
Straight-A Funding LLC, 144A	0.140%	(b)	05/02/13	42,000	41,999,837
Straight-A Funding LLC, 144A	0.140%	(b)	05/03/13	250,034	250,032,055
Straight-A Funding LLC, 144A	0.160%	(b)	06/10/13	135,000	134,976,000
Straight-A Funding LLC, 144A	0.160%	(b)	06/11/13	38,604	38,596,965
Straight-A Funding LLC, 144A	0.160%	(b)	06/11/13	117,000	116,978,680
Straight-A Funding LLC, 144A	0.160%	(b)	06/12/13	115,000	114,978,533
Straight-A Funding LLC, 144A	0.170%	(b)	06/18/13	13,200	13,197,008
Straight-A Funding LLC, 144A	0.170%	(b)	06/19/13	35,041	35,032,892
Svenska Handelsbanken, Inc., 144A	0.230%	(b)	05/02/13	88,000	87,999,438
Swedbank AB	0.250%	(b)	05/08/13	170,390	170,381,717
Swedbank AB	0.250%	(b)	05/13/13	50,000	49,995,833
Total Capital SA, 144A	0.110%	(b)	05/01/13	400,000	400,000,000
Toyota Motor Credit Corp.	0.140%	(b)	07/02/13	135,000	134,967,450
Toyota Motor Credit Corp	0.180%	(b)	05/01/13	175,000	175,000,000
Toyota Motor Credit Corp.	0.200%	(b)	09/03/13	8,000	7,994,444
U.S. Bank National Association	0.150%		07/01/13	326,500	326,500,000
U.S. Bank National Association	0.300%	(b)	08/27/13	10,000	9,990,167
U.S. Bank National Association	0.310%	(b)	06/18/13	17,500	17,492,767

					6,174,146,236

CORPORATE BONDS — 0.4%
Canadian Imperial Bank of Commerce	1.450%		09/13/13	48,000	48,203,480
General Electric Capital Corp.	0.410%	(a)	03/20/14	9,728	9,738,835
General Electric Capital Corp.	0.910%	(a)	04/07/14	10,310	10,371,892
HSBC Bank PLC, 144A	0.942%	(a)	08/12/13	3,590	3,597,225
International Finance Corp.	3.500%		05/15/13	10,000	10,013,095
Metropolitan Life Global Funding I, 144A	0.680%	(a)	12/12/13	24,000	24,055,237
Metropolitan Life Global Funding I, 144A	2.000%		01/10/14	69,700	70,463,214
Wachovia Corp., MTN	5.500%		05/01/13	5,768	5,768,000

					182,210,978

MUNICIPAL BONDS — 1.8%
CA Poll. Ctrl. Fin. Auth. Facs. Rev., Var. Rfdg., ExxonMobil Project	0.170%	(a)	12/01/29	10,495	10,495,000
CA St. Econ. Rec.	0.170%	(a)	07/01/23	23,910	23,910,000
CA St. Muni. Fin. Auth. Chevron USA	0.170%	(a)	11/01/35	41,370	41,370,000
California Mun. Fin. Auth. Exempt Facs. Rev. Var. Rfdg. ExxonMobil Project	0.170%	(a)	12/01/29	32,505	32,505,000
CO Hsg. & Fin. Auth. CO Unemployment Comp. Fd., Spl. Rev., Ser. B	0.450%		05/15/13	47,000	47,000,000
Connecticut St. Health & Edl. Facs. Auth., Yale Univ.	0.190%	(a)	07/01/37	20,000	20,000,000
Fairfax Cnty. VA Indl. Dev. Auth. Rev., Var. Inova Hlth. Sys. Project	0.220%	(a)	05/15/35	4,100	4,100,000

Gulf Coast Waste Disp. Auth., Pollution Ctl. Rev., Rfdg., Exxon Project	0.190%	(a)	06/01/20	22,750	22,750,000
Gulf Coast Waste Disp. Auth., Pollution Ctl. Rev., Rfdg., Exxon Project	0.190%	(a)	10/01/24	21,600	21,600,000
Lower Neches Valley Auth. Tx. Indl. Dev. Corp.	0.170%	(a)	11/01/38	18,690	18,690,000
Mississippi Bus. Fin. Corp., Gulf Opp. Zone, Chevron USA, Inc. Project	0.170%	(a)	11/01/35	53,900	53,900,000
Mississippi Bus. Fin. Corp., Gulf Opp. Zone, Chevron USA, Inc. Project	0.170%	(a)	11/01/35	29,000	29,000,000
Mississippi Bus. Fin. Corp., Gulf Opp. Zone, Chevron USA, Inc. Project	0.180%	(a)	11/01/35	42,520	42,520,000
Mississippi Bus. Fin. Corp., Gulf Opp. Zone, Chevron USA, Inc. Project	0.180%	(a)	11/01/35	5,500	5,500,000
Mississippi Bus. Fin. Corp., Gulf Opp. Zone, Chevron USA, Inc. Project	0.200%	(a)	12/01/30	17,200	17,200,000
Mississippi Bus. Fin. Corp., Gulf Opp. Zone, Chevron USA, Inc. Project	0.200%	(a)	11/01/35	46,100	46,100,000
Mississippi Bus. Fin. Corp., Gulf Opp. Zone, Chevron USA, Inc. Project	0.200%	(a)	11/01/35	6,200	6,200,000
Missouri St. Hlth. & Edl. Facs. Rev. Var., Ascension Hlth. Sr. Cr.	0.220%	(a)	11/15/26	10,500	10,500,000
New York City, NY Transitional Finance Authority	1.500%		05/01/13	3,000	3,000,000
New York St. Urban Dev. Corp. Rev. Taxable-St. Pers. Income Tax-A-2	5.640%		12/15/13	1,405	1,451,358
PA St. Econ. Dev. Fing. Auth. Unemployment Comp. Rev.	0.220%	(a)	07/01/24	85,600	85,600,000
Port Auth. NY & NJ Cons., 176th Series	0.400%		12/01/13	7,750	7,750,862
Regional Transn. Dist. CO Sales Tax Rev. Refund Taxable	0.250%		11/01/13	5,855	5,855,000
San Diego Reg. Airport Auth. Rev. Taxable	0.230%		06/12/13	5,045	5,045,000
San Diego Reg. Airport Auth. Rev. Taxable	0.230%		06/25/13	4,367	4,367,000
University of Texas Finance System Rev., Taxable	0.150%		05/03/13	15,000	15,000,000
University of Texas Finance System Rev., Taxable	0.150%		05/07/13	25,000	25,000,000
University of Texas Finance System Rev., Taxable	0.150%		07/02/13	23,500	23,499,191
University of Texas Finance System Rev., Taxable	0.190%	(a)	08/01/34	57,475	57,475,000
Valdez AK Marine Term Exxon Pipeline	0.170%	(a)	12/01/33	8,310	8,310,000
Valdez AK Marine Term Exxon Pipeline	0.190%	(a)	10/01/25	25,200	25,200,000
Valdez AK Marine Term Exxon Pipeline	0.190%	(a)	12/01/29	5,500	5,500,000
Wichita Kans. Hosp. Rev., Christi Hlth. Sys., Inc., Ser. III	0.180%	(a)	11/15/39	3,350	3,350,000

					729,743,411

OTHER CORPORATE OBLIGATIONS — 2.3%
Australia & New Zealand Banking Group Ltd., 144A, MTN	0.954%	(a)	09/24/13	76,000	76,216,739
HSBC Bank PLC, Sr. Unsec’d. Notes, 144A	1.078%	(a)	01/17/14	20,000	20,113,680
JPMorgan Chase Bank NA	0.373%	(a)	06/18/13	162,000	162,037,293
Metlife Institutional Funding II, 144A	0.349%	(a)	01/10/14	71,000	71,000,000
Royal Bank of Canada	0.578%	(a)	04/17/14	181,146	181,669,236
Toyota Motor Credit Corp., MTN	0.281%	(a)	12/09/13	156,000	156,000,000
Toyota Motor Credit Corp., MTN	0.288%	(a)	04/07/14	157,700	157,700,000
Wachovia Corp., MTN	2.069%	(a)	05/01/13	131,500	131,500,000

					956,236,948

TIME DEPOSITS — 8.2%
Australia & New Zealand Banking Group Ltd.	0.160%		05/06/13	200,000	200,000,000
Australia & New Zealand Banking Group Ltd.	0.160%		05/07/13	482,000	482,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.150%		05/01/13	500,000	500,000,000
Barclays Bank PLC	0.120%		05/01/13	121,736	121,736,000
Credit Agricole SA	0.180%		05/01/13	565,000	565,000,000
Skandinaviska Enskilda Banken AB	0.140%		05/01/13	200,000	200,000,000
Svenska Handelsbanken AB	0.150%		05/01/13	500,000	500,000,000
U.S. Bank National Association	0.120%		05/01/13	275,000	275,000,000
U.S. Bank National Association	0.150%		05/01/13	529,000	529,000,000

					3,372,736,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 38.6%
Federal Farm Credit Bank	0.090%	(b)	07/01/13	163,000	162,975,143
Federal Farm Credit Bank	0.130%	(b)	10/17/13	41,500	41,474,674
Federal Farm Credit Bank	0.139%	(a)	09/19/13	145,000	144,994,329
Federal Farm Credit Bank	0.189%	(a)	11/19/13	37,305	37,311,320
Federal Farm Credit Bank	0.258%	(a)	06/26/13	9,540	9,541,501
Federal Home Loan Bank	0.060%	(b)	06/27/13	10,000	9,999,050

Federal Home Loan Bank	0.070%(b)	06/11/13	171,000	170,986,368
Federal Home Loan Bank	0.080%(b)	06/21/13 - 10/17/13	1,392,475	1,392,168,594
Federal Home Loan Bank	0.083%(a)	08/13/13	46,670	46,664,018
Federal Home Loan Bank	0.090%(b)	06/07/13 - 08/08/13	893,500	893,349,692
Federal Home Loan Bank	0.096%(a)	01/27/14	120,000	119,947,053
Federal Home Loan Bank	0.100%(b)	05/10/13 - 07/26/13	1,742,000	1,741,767,405
Federal Home Loan Bank	0.100%(a)	09/19/13	349,000	348,964,199
Federal Home Loan Bank	0.103%(b)	10/30/13	28,000	27,985,420
Federal Home Loan Bank	0.110%(b)	05/28/13 - 07/01/13	201,000	200,974,316
Federal Home Loan Bank	0.110%	10/25/13	114,500	114,497,550
Federal Home Loan Bank	0.120%(b)	05/22/13 - 09/20/13	668,549	668,474,594
Federal Home Loan Bank	0.130%(b)	05/29/13	563,394	563,334,600
Federal Home Loan Bank	0.140%	09/05/13	31,700	31,700,815
Federal Home Loan Bank	0.140%(a)	05/01/14	60,000	59,998,409
Federal Home Loan Bank	0.141%(b)	05/17/13	436,000	435,972,636
Federal Home Loan Bank	0.148%(a)	11/26/13	194,500	194,477,541
Federal Home Loan Bank	0.150%	09/11/13	261,000	260,987,224
Federal Home Loan Bank	0.153%(a)	04/04/14	202,000	201,990,531
Federal Home Loan Bank	0.157%(a)	02/28/14 - 02/28/14	326,000	325,930,559
Federal Home Loan Bank	0.160%	06/27/13	25,000	25,000,675
Federal Home Loan Bank	0.160%(a)	02/25/14	40,000	40,001,891
Federal Home Loan Bank	0.163%(a)	11/13/13	136,000	136,000,000
Federal Home Loan Bank	0.168%(a)	11/26/13	193,000	193,000,000
Federal Home Loan Bank	0.420%	06/21/13	72,275	72,302,816
Federal Home Loan Bank	1.000%	09/13/13	1,545	1,549,901
Federal Home Loan Bank	1.875%	06/21/13	54,200	54,330,455
Federal Home Loan Mortgage Corp.	0.100%(b)	07/01/13 - 10/22/13	1,026,500	1,026,193,509
Federal Home Loan Mortgage Corp.	0.110%(b)	06/10/13 - 08/06/13	328,000	327,927,555
Federal Home Loan Mortgage Corp.	0.120%(b)	05/20/13 - 05/21/13	123,624	123,615,568
Federal Home Loan Mortgage Corp.	0.130%(b)	05/28/13	25,000	24,997,469
Federal Home Loan Mortgage Corp.	0.139%(a)	09/13/13	1,127,000	1,126,920,410
Federal Home Loan Mortgage Corp.	0.150%(a)	05/06/13 - 06/17/13	152,000	151,999,922
Federal Home Loan Mortgage Corp.	0.154%(a)	06/03/13	47,000	47,000,024
Federal Home Loan Mortgage Corp.	0.160%(b)	10/29/13	150,000	149,879,333
Federal Home Loan Mortgage Corp.	4.875%	11/15/13	12,318	12,632,009
Federal National Mortgage Association	0.080%(b)	05/20/13 - 08/19/13	496,000	495,905,966
Federal National Mortgage Association	0.100%(b)	06/12/13 - 07/24/13	649,450	649,331,999
Federal National Mortgage Association	0.110%(b)	07/02/13 - 07/23/13	1,269,000	1,268,724,707
Federal National Mortgage Association	0.120%(b)	06/05/13 - 08/15/13	750,883	750,649,422
Federal National Mortgage Association	0.130%(b)	05/15/13 - 10/01/13	384,330	384,260,991
Federal National Mortgage Association	0.140%(b)	07/17/13	25,000	24,992,247
Federal National Mortgage Association	0.143%(b)	06/25/13	276,700	276,640,357
Federal National Mortgage Association	0.150%(b)	05/01/13	1,000	1,000,000

Federal National Mortgage Association	0.150	%(b)	05/22/13	169,877	169,861,881
Federal National Mortgage Association	0.500%		08/09/13	5,175	5,180,256
Federal National Mortgage Association	1.000%		09/23/13	143,200	143,683,418

					15,890,050,322

U.S. TREASURY OBLIGATIONS — 3.5%
U.S. Treasury Bills	0.053	%(b)	07/18/13	43,036	43,031,058
U.S. Treasury Bills	0.100	%(b)	06/06/13	521,000	520,943,969
U.S. Treasury Bills	0.120	%(b)	05/23/13	161,000	160,987,929
U.S. Treasury Notes	0.125%		09/30/13	36,500	36,498,160
U.S. Treasury Notes	0.250%		10/31/13	319,400	319,571,677
U.S. Treasury Notes	0.375%		07/31/13	125,000	125,097,256
U.S. Treasury Notes	0.750%		09/15/13	100,000	100,228,411
U.S. Treasury Notes	3.125%		09/30/13	100,000	101,241,536
U.S. Treasury Notes	3.375%		07/31/13	41,000	41,337,314

					1,448,937,310

REPURCHASE AGREEMENTS(h) — 18.1%
Barclay Capital, Inc., 0.12%, dated 04/30/13, due 05/07/13 in the amount of $772,018,013				772,000	772,000,000
Barclay Capital, Inc., 0.14%, dated 04/30/13, due 05/01/13 in the amount of $250,000,972				250,000	250,000,000
BNP Paribas Securities Corp., 0.17%, dated 04/30/13, due 05/01/13 in the amount of $400,001,889				400,000	400,000,000
Deutsche Bank Securities, 0.15%, dated 04/30/13, due 05/01/13 in the amount of $500,002,083				500,000	500,000,000
Deutsche Bank Securities, 0.17%, dated 04/30/13, due 05/01/13 in the amount of $777,143,670				777,140	777,140,000
Goldman Sachs & Co., 0.10%, dated 04/29/13, due 05/06/13 in the amount of $257,505,007				257,500	257,500,000
Goldman Sachs & Co., 0.13%, dated 04/03/13, due 05/03/13 in the amount of $366,739,726				366,700	366,700,000
HSBC USA, Inc., 0.12%, dated 04/30/13, due 05/01/13 in the amount of $300,001,000				300,000	300,000,000
HSBC USA, Inc., 0.15%, dated 04/30/13, due 05/01/13 in the amount of $300,001,250				300,000	300,000,000
HSBC USA, Inc., 0.17%, dated 04/30/13, due 05/01/13 in the amount of $200,000,944				200,000	200,000,000
HSBC USA, Inc., 0.17%, dated 04/30/13, due 05/01/13 in the amount of $674,003,183				674,000	674,000,000
Merrill Lynch & Co., 0.14%, dated 04/30/13, due 05/03/13 in the amount of $300,003,500				300,000	300,000,000
Merrill Lynch & Co., 0.14%, dated 04/30/13, due 05/07/13 in the amount of $297,508,099				297,500	297,500,000
Merrill Lynch & Co., 0.15%, dated 04/30/13, due 06/26/13 in the amount of $500,118,750(f)				500,000	500,000,000
Merrill Lynch & Co., 0.15%, dated 04/30/13, due 07/01/13 in the amount of $478,623,613(f)				478,500	478,500,000
Merrill Lynch & Co., 0.18%, dated 04/30/13, due 05/01/13 in the amount of $276,001,380				276,000	276,000,000
Morgan Stanley & Co., Inc., 0.14%, dated 04/30/13, due 05/07/13 in the amount of $437,261,903				437,250	437,250,000
Morgan Stanley & Co., Inc., 0.17%, dated 04/30/13, due 05/01/13 in the amount of $250,001,181				250,000	250,000,000
UBS Securities LLC, 0.12%, dated 04/30/13, due 05/01/13 in the amount of $100,000,333				100,000	100,000,000

					7,436,590,000

TOTAL INVESTMENTS — 101.1% (amortized cost $41,617,565,357)(g)	41,617,565,357
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%	(460,202,002)

NET ASSETS — 100.0%	$41,157,363,355

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MTN	Medium Term Note

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2013.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(f)	Indicates a security or securities that have been deemed illiquid.
(g)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.
(h)	Repurchase agreements are collateralized by the following U.S. Government Agency and U.S. Treasury securities, with the aggregate value, including accrued interest, of $7,585,368,916:

Issue	Coupon Rate	Maturity Dates
FHLB	0.35% - 3.30%	04/28/15 - 08/08/35
FHLMC	0.00% - 6.00%	09/15/19 - 05/01/43
FNMA	0.00% - 5.50%	02/22/16 - 04/01/43
GNMA	2.48% - 6.00%	02/20/26 - 01/15/52
U.S. Treasury Securities	0.00% - 4.50%	05/15/13 - 11/15/42

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$5,426,914,152	$—
Commercial Paper	—	6,174,146,236	—
Corporate Bonds	—	182,210,978	—
Municipal Bonds	—	729,743,411	—
Other Corporate Obligations	—	956,236,948	—
Time Deposits	—	3,372,736,000	—
U.S. Government Agency Obligations	—	15,890,050,322	—
U.S. Treasury Obligations	—	1,448,937,310	—
Repurchase Agreements	—	7,436,590,000	—

Total	$—	$41,617,565,357	$—

Prudential Core Short-Term Bond Fund

Schedule of Investments

as of April 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 96.6%
ASSET-BACKED SECURITIES — 34.9%
Non-Residential Mortgage-Backed Securities — 18.8%
Ally Auto Receivables Trust, Series 2011-5, Class A3	AAA(a)	0.990%		11/15/15	$ 8,900	$ 8,931,043
Ally Auto Receivables Trust, Series 2012-1, Class A3	Aaa	0.930%		02/15/16	8,000	8,035,368
Ally Auto Receivables Trust, Series 2012-2, Class A3	Aaa	0.740%		04/15/16	13,975	14,019,524
Ally Auto Receivables Trust, Series 2012-3, Class A2	Aaa	0.700%		01/15/15	8,771	8,782,931
Ally Auto Receivables Trust, Series 2013-1, Class A3	Aaa	0.680%		05/15/17	8,400	8,407,148
American Express Credit Account Master Trust, Series 2008-6, Class A	Aaa	1.399%	(b)	02/15/18	17,033	17,470,987
American Express Credit Account Master Trust, Series 2011-1, Class A	Aaa	0.369%	(b)	04/15/17	16,945	16,967,689
American Express Credit Account Master Trust, Series 2012-2, Class A	AAA(a)	0.680%		03/15/18	600	602,296
American Express Credit Account Master Trust, Series 2012-3, Class A	AAA(a)	0.349%	(b)	03/15/18	20,700	20,716,250
BA Credit Card Trust, Series 2007-A1, Class A1	Aaa	5.170%		06/15/19	2,500	2,903,680
BA Credit Card Trust, Series 2007-A3, Class A3	Aaa	0.219%	(b)	11/15/16	1,000	999,904
BA Credit Card Trust, Series 2007-A4, Class A4	Aaa	0.239%	(b)	11/15/19	6,227	6,175,739
Bank of America Auto Trust, Series 2012-1, Class A3	Aaa	0.780%		06/15/16	12,100	12,149,150
BMW Vehicle Lease Trust, Series 2012-1, Class A2	Aaa	0.590%		06/20/14	9,450	9,456,627
CarMax Auto Owner Trust, Series 2011-3, Class A3	Aaa	1.070%		06/15/16	11,000	11,063,492
CarMax Auto Owner Trust, Series 2012-1, Class A3	AAA(a)	0.890%		09/15/16	11,000	11,061,094
CarMax Auto Owner Trust, Series 2012-2, Class A2	Aaa	0.640%		05/15/15	7,381	7,389,612
CarMax Auto Owner Trust, Series 2013-1, Class A2	Aaa	0.420%		03/15/16	9,750	9,753,393
Chase Issuance Trust, Series 2007-A3, Class A3	Aaa	5.230%		04/15/19	22,846	26,684,425
Chase Issuance Trust, Series 2007-A8, Class A	Aaa	0.219%	(b)	03/15/17	4,250	4,240,127
Chase Issuance Trust, Series 2008-A6, Class A6	Aaa	1.399%	(b)	05/15/15	2,294	2,295,117
Chase Issuance Trust, Series 2012-A5, Class A5	AAA(a)	0.590%		08/15/17	10,500	10,511,498
Chase Issuance Trust, Series 2012-A9, Class A9	AAA(a)	0.349%	(b)	10/15/17	40,925	40,961,178
Citibank Credit Card Issuance Trust, Series 2003-A7, Class A7	Aaa	4.150%		07/07/17	22,538	24,319,899
Citibank Credit Card Issuance Trust, Series 2005-A9, Class A9	Aaa	5.100%		11/20/17	24,305	27,102,457
Citibank Credit Card Issuance Trust, Series 2006-A3, Class A3	Aaa	5.300%		03/15/18	15,061	17,076,960
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8	Aaa	5.650%		09/20/19	6,030	7,223,651
Citibank Credit Card Issuance Trust, Series 2008-A6, Class A6	Aaa	1.399%	(b)	05/20/17	3,000	3,066,336
Discover Card Master Trust, Series 2010-A2, Class A2	AAA(a)	0.779%	(b)	03/15/18	25,225	25,523,159
Discover Card Master Trust, Series 2011-A3, Class A	Aaa	0.409%	(b)	03/15/17	2,000	2,005,680
Discover Card Master Trust, Series 2012-A1, Class A1	Aaa	0.810%		08/15/17	13,650	13,735,818
Discover Card Master Trust, Series 2012-A3, Class A3	Aaa	0.860%		11/15/17	1,500	1,510,445
Discover Card Master Trust, Series 2012-A5, Class A5	Aaa	0.399%	(b)	01/15/18	21,500	21,523,972
Discover Card Master Trust, Series 2013-A3, Class A3	Aaa	0.378%	(b)	10/15/18	23,200	23,200,000
Discover Card Master Trust I, Series 2006-2, Class A3	Aaa	0.279%	(b)	01/19/16	6,412	6,412,269
Ford Credit Auto Lease Trust, Series 2012-A, Class A2	Aaa	0.630%		04/15/14	2,939	2,941,323
Ford Credit Auto Lease Trust, Series 2013-A, Class A2	Aaa	0.460%		05/15/15	14,000	14,003,626
Ford Credit Auto Owner Trust, Series 2012-A, Class A3	Aaa	0.840%		08/15/16	15,000	15,056,460
Ford Credit Auto Owner Trust, Series 2012-B, Class A3	AAA(a)	0.720%		12/15/16	6,200	6,219,722
Ford Credit Auto Owner Trust, Series 2012-D, Class A3	Aaa	0.510%		04/15/17	7,900	7,902,970
GE Business Loan Trust, Series 2003-2A, Class A, 144A	Aa1	0.569%	(b)	11/15/31	5,198	4,998,410
GE Business Loan Trust, Series 2004-2A, Class A, 144A	Aa1	0.419%	(b)	12/15/32	5,036	4,807,763
GE Business Loan Trust, Series 2006-2A, Class A, 144A	Aa3	0.379%	(b)	11/15/34	8,013	7,404,356
GE Capital Credit Card Master Note Trust, Series 2012-4, Class A	Aaa	0.499%	(b)	06/15/18	50,000	50,121,250

GE Equipment Small Ticket LLC, Series 2012-1A, Class A3, 144A	Aaa	1.040%		09/21/15	3,700	3,722,555
Harley-Davidson Motorcycle Trust, Series 2011-2, Class A2	Aaa	0.710%		05/15/15	1,596	1,596,918
Honda Auto Receivables Owner Trust, Series 2010-2, Class A3	Aaa	1.340%		03/18/14	37	37,481
Honda Auto Receivables Owner Trust, Series 2012-1, Class A3	Aaa	0.770%		01/15/16	7,700	7,730,361
Honda Auto Receivables Owner Trust, Series 2013-2, Class A3	Aaa	0.530%		02/16/17	17,700	17,705,912
Hyundai Auto Lease Securitization Trust, Series 2012-A, Class A2, 144A	Aaa	0.680%		01/15/15	13,229	13,242,509
Hyundai Auto Receivables Trust, Series 2010-A, Class A3	Aaa	1.500%		10/15/14	142	142,174
Mercedes-Benz Auto Lease Trust, Series 2012-A, Class A2	AAA(a)	0.660%		04/15/14	5,048	5,049,766
Mercedes-Benz Auto Lease Trust, Series 2013-A, Class A2	AAA(a)	0.490%		06/15/15	35,000	35,000,707
Nissan Auto Receivables Owner Trust, Series 2011-B, Class A3	Aaa	0.950%		02/16/16	14,500	14,577,894
Nissan Auto Receivables Owner Trust, Series 2012-A, Class A3	Aaa	0.730%		05/15/16	2,500	2,509,118
Tal Advantage LLC, Series 2006-1A, Class Note, 144A	Baa2	0.389%	(b)	04/20/21	3,000	2,950,392
Toyota Auto Receivables Owner Trust, Series 2012-A, Class A2	Aaa	0.570%		10/15/14	12,724	12,734,855
Volkswagen Auto Loan Enhanced Trust, Series 2012-1, Class A3	AAA(a)	0.850%		08/22/16	30,000	30,158,490
World Omni Auto Receivables Trust, Series 2011-B, Class A2	Aaa	0.650%		08/15/14	583	583,545
World Omni Automobile Lease Securitization Trust, Series 2012-A, Class A2	Aaa	0.710%		01/15/15	3,673	3,677,215

						697,154,690

Residential Mortgage-Backed Securities — 16.1%
ABFC Trust, Series 2003-AHL1, Class A1	A1	4.184%		03/25/33	680	670,471
ABFC Trust, Series 2003-OPT1, Class A3	Baa3	0.880%	(b)	04/25/33	1,066	998,310
ABFC Trust, Series 2004-HE1, Class M1	Caa2	1.100%	(b)	03/25/34	1,557	1,419,393
ABFC Trust, Series 2004-OPT5, Class A4	BBB+(a)	1.450%	(b)	06/25/34	9,154	8,804,975
Accredited Mortgage Loan Trust, Series 2004-4, Class A2D	Aa1	0.550%	(b)	01/25/35	2,151	2,111,576
ACE Securities Corp. Home Equity Loan Trust, Series 2003-HE1, Class M2	Ca	2.750%	(b)	11/25/33	157	130,678
ACE Securities Corp. Home Equity Loan Trust, Series 2003-OP1, Class M1	Ba3	1.250%	(b)	12/25/33	3,535	3,361,989
ACE Securities Corp. Home Equity Loan Trust, Series 2004-FM1, Class M1	B2	1.100%	(b)	09/25/33	687	643,484
ACE Securities Corp. Home Equity Loan Trust, Series 2004-OP1, Class M1	Ba3	0.980%	(b)	04/25/34	5,940	5,535,830
ACE Securities Corp. Home Equity Loan Trust, Series 2005-HE2, Class M2	A3	0.875%	(b)	04/25/35	293	292,384
Aegis Asset-Backed Securities Trust, Series 2004-2, Class A1	Aaa	0.800%	(b)	06/25/34	263	258,732
Ameriquest Mortgage Securities, Inc., Series 2003-1, Class M1	B1	1.550%	(b)	02/25/33	10,149	9,993,942

Ameriquest Mortgage Securities, Inc., Series 2003-8, Class M1	B3	1.250%	(b)	10/25/33	4,785	4,309,555
Ameriquest Mortgage Securities, Inc., Series 2003-9, Class AV2	A2	0.540%	(b)	09/25/33	489	476,587
Ameriquest Mortgage Securities, Inc., Series 2003-11, Class AV2	A2	0.940%	(b)	12/25/33	602	589,947
Ameriquest Mortgage Securities, Inc., Series 2003-12, Class M1	B1	1.325%	(b)	01/25/34	997	944,713
Ameriquest Mortgage Securities, Inc., Series 2004-R3, Class A4	Aaa	0.650%	(b)	05/25/34	297	289,098
Ameriquest Mortgage Securities, Inc., Series 2004-R6, Class A1	A1	0.620%	(b)	07/25/34	3,716	3,420,548
Ameriquest Mortgage Securities, Inc., Series 2004-R8, Class M1	Baa1	1.160%	(b)	09/25/34	15,240	14,813,859
Ameriquest Mortgage Securities, Inc., Series 2005-R3, Class A1B	Aaa	0.460%	(b)	05/25/35	1,514	1,494,174
Ameriquest Mortgage Securities, Inc., Series 2005-R9, Class AF4	Aaa	5.260%		11/25/35	1,500	1,507,557
Ameriquest Mortgage Securities, Inc., Series 2005-R9, Class AF5	Aa3	5.260%		11/25/35	1,808	1,700,288
Ameriquest Mortgage Securities, Inc., Series 2005-R11, Class A2D	A3	0.530%	(b)	01/25/36	323	317,443
Amortizing Residential Collateral Trust, Series 2002-BC5, Class M2	B2	2.000%	(b)	07/25/32	103	61,752
Argent Securities, Inc., Series 2003-W2, Class M4	B2	5.825%	(b)	09/25/33	1,000	819,011
Argent Securities, Inc., Series 2003-W3, Class M2	B2	2.900%	(b)	09/25/33	12,586	11,960,438
Argent Securities, Inc., Series 2003-W4, Class M1	A3	1.400%	(b)	10/25/33	5,234	5,140,007
Argent Securities, Inc., Series 2003-W5, Class M1	Baa1	1.250%	(b)	10/25/33	125	124,519
Argent Securities, Inc., Series 2003-W7, Class A2	Aaa	0.980%	(b)	03/25/34	266	250,560
Argent Securities, Inc., Series 2004-W5, Class M1	Ba2	0.800%	(b)	04/25/34	529	504,099
Argent Securities, Inc., Series 2004-W6, Class AV2	Aa2	0.650%	(b)	05/25/34	488	469,483
Argent Securities, Inc., Series 2004-W6, Class M1	Baa1	0.750%	(b)	05/25/34	1,516	1,486,882
Argent Securities, Inc., Series 2004-W7, Class M1	A3	1.025%	(b)	05/25/34	18,431	17,559,775
Argent Securities, Inc., Series 2004-W8, Class A2	A2	1.160%	(b)	05/25/34	232	222,992
Asset-Backed Pass-Through Certificates, Series 2004-R5, Class M1	Caa1	1.070%	(b)	07/25/34	1,029	937,183
Asset-Backed Securities Corp., Series 2003-HE5, Class M2	C	3.049%	(b)	09/15/33	448	324,748
Asset-Backed Securities Corp., Series 2003-HE6, Class A2	Aaa	0.880%	(b)	11/25/33	193	184,129
Asset-Backed Securities Corp., Series 2004-HE1, Class M1	Ba1	1.249%	(b)	01/15/34	1,948	1,883,796
Asset-Backed Securities Corp., Series 2004-HE2, Class M1	Ba3	1.025%	(b)	04/25/34	394	371,811
Asset-Backed Securities Corp., Series 2004-HE3, Class M1	Ba1	1.010%	(b)	06/25/34	445	417,489
Asset-Backed Securities Corp., Series 2005-HE6, Class M1	A3	0.690%	(b)	07/25/35	419	417,904

Bear Stearns Asset-Backed Securities I Trust, Series 2004-HE10, Class M1	Baa1	1.175%	(b)	12/25/34	1,216	1,128,749
Bear Stearns Asset-Backed Securities I Trust, Series 2004-HE7, Class M1	Baa2	1.100%	(b)	08/25/34	4,738	4,498,961
Bear Stearns Asset-Backed Securities Trust, Series 2003-3, Class M1	B1	1.020%	(b)	06/25/43	1,185	973,414
Bear Stearns Asset-Backed Securities Trust, Series 2004-1, Class M1	A+(a)	0.850%	(b)	06/25/34	4,030	3,706,689

Bear Stearns Asset-Backed Securities Trust, Series 2004-HE2, Class M1	Ba1	1.100%	(b)	03/25/34	7,087	6,508,294
CDC Mortgage Capital Trust, Series 2003-HE3, Class M1	B3	1.250%	(b)	11/25/33	5,680	5,319,514
CDC Mortgage Capital Trust, Series 2003-HE4, Class M1	Baa1	1.175%	(b)	03/25/34	2,021	1,921,460
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2002-2, Class 2A1	A1	0.700%	(b)	05/25/32	404	387,066
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-1, Class 2A2	A1	0.860%	(b)	11/25/32	668	634,029
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-2, Class 2A2	Aa2	0.760%	(b)	02/25/33	480	454,544
Citicorp Residential Mortgage Trust, Series 2007-2, Class M3	C	6.490%		06/25/37	5,560	784,505
Citigroup Mortgage Loan Trust, Inc., Series 2004-OPT1, Class A2	Aa2	0.920%	(b)	10/25/34	507	506,813
Citigroup Mortgage Loan Trust, Inc., Series 2005-HE3, Class M1	Ba1	0.660%	(b)	09/25/35	2,000	1,922,762
Conseco Finance, Series 2001-C, Class M1	A1	0.899%	(b)	08/15/33	764	722,692
Countrywide Asset-Backed Certificates, Series 2002-3, Class M1	Ba3	1.325%	(b)	03/25/32	208	189,850
Countrywide Asset-Backed Certificates, Series 2003-2, Class 3A	B1	0.698%	(b)	08/26/33	936	807,518
Countrywide Asset-Backed Certificates, Series 2003-BC4, Class M1	Ba3	1.250%	(b)	07/25/33	385	356,281
Countrywide Asset-Backed Certificates, Series 2004-1, Class M1	Ba1	0.950%	(b)	03/25/34	1,570	1,478,288
Countrywide Asset-Backed Certificates, Series 2004-ECC1, Class M1	Ba1	1.145%	(b)	11/25/34	3,822	3,567,709
Countrywide Asset-Backed Certificates, Series 2005-2, Class M1	A3	0.620%	(b)	08/25/35	819	817,665
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-HE17, Class A1	Ba3	0.820%	(b)	01/25/32	1,808	1,655,913
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-HE25, Class M1	Ba3	1.800%	(b)	03/25/32	566	529,259
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB5, Class M1	B2	1.220%	(b)	11/25/33	1,468	1,400,329
Credit-Based Asset Servicing and Securitization LLC, Series 2004-CB3, Class M1	Ba1	0.980%	(b)	03/25/34	727	670,332
Equifirst Mortgage Loan Trust, Series 2003-1, Class M2	Ba1	3.050%	(b)	12/25/32	151	100,444
Equifirst Mortgage Loan Trust, Series 2004-2, Class M1	Baa1	1.025%	(b)	10/25/34	1,909	1,632,761
Equity One ABS, Inc., Series 2003-1, Class M1	B2	4.860%	(b)	07/25/33	124	123,356
Finance America Mortgage Loan Trust, Series 2004-3, Class M1	Ba1	1.070%	(b)	11/25/34	11,482	10,284,076
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2004-FF5, Class A1	AA+(a)	0.920%	(b)	08/25/34	515	457,348
First NLC Trust, Series 2005-2, Class M1	B1	0.680%	(b)	09/25/35	2,500	2,055,157
Fremont Home Loan Trust, Series 2003-B, Class M1	Ba1	1.250%	(b)	12/25/33	779	756,178
Fremont Home Loan Trust, Series 2004-1, Class M1	Baa3	0.875%	(b)	02/25/34	2,015	1,814,027
Fremont Home Loan Trust, Series 2004-2, Class M1	A3	1.055%	(b)	07/25/34	853	787,018
Fremont Home Loan Trust, Series 2004-B, Class M1	Ba1	1.070%	(b)	05/25/34	5,754	5,244,023
Fremont Home Loan Trust, Series 2004-C, Class M1	B1	1.175%	(b)	08/25/34	8,179	7,264,508
GE-WMC Mortgage Securities LLC, Series 2005-1, Class A2C	Ba1	0.560%	(b)	10/25/35	1,928	1,848,474
GSAMP Trust, Series 2003-FM1, Class M2	Ca	2.974%	(b)	03/20/33	146	71,528
GSAMP Trust, Series 2004-FM1, Class M1	Ba1	1.175%	(b)	11/25/33	10,013	9,845,144
GSAMP Trust, Series 2004-FM1, Class M2	Caa1	2.300%	(b)	11/25/33	202	179,874
GSAMP Trust, Series 2004-NC1, Class M1	B3	1.025%	(b)	03/25/34	4,006	3,767,161
Home Equity Asset Trust, Series 2002-3, Class M1	B3	1.550%	(b)	02/25/33	1,144	975,752
Home Equity Asset Trust, Series 2002-4, Class M1	B3	1.700%	(b)	03/25/33	1,081	971,974

Home Equity Asset Trust, Series 2003-2, Class M1	B1	1.520%	(b)	08/25/33	2,014	1,943,917
Home Equity Asset Trust, Series 2003-3, Class M1	Ba3	1.490%	(b)	08/25/33	2,370	2,236,710
Home Equity Asset Trust, Series 2003-4, Class M1	Ba3	1.400%	(b)	10/25/33	10,630	10,118,481
Home Equity Asset Trust, Series 2003-8, Class M1	Ba1	1.280%	(b)	04/25/34	900	855,976
Home Equity Asset Trust, Series 2004-1, Class M1	B2	1.145%	(b)	06/25/34	16,156	15,127,039
Home Equity Asset Trust, Series 2004-2, Class M1	Ba3	0.995%	(b)	07/25/34	4,355	4,129,391
Home Equity Asset Trust, Series 2004-3, Class M1	Ba1	1.055%	(b)	08/25/34	2,754	2,546,283
Home Equity Asset Trust, Series 2005-3, Class M2	A1	0.860%	(b)	08/25/35	1,046	1,020,045
Home Equity Asset Trust, Series 2005-5, Class M1	A1	0.680%	(b)	11/25/35	2,625	2,563,512
HSBC Home Equity Loan Trust, Series 2005-3, Class A1	Aaa	0.459%	(b)	01/20/35	181	179,375
HSBC Home Equity Loan Trust, Series 2006-1, Class M1	Aa1	0.479%	(b)	01/20/36	10,617	10,199,460
HSBC Home Equity Loan Trust, Series 2006-1, Class M2	Aa1	0.499%	(b)	01/20/36	942	890,137
HSBC Home Equity Loan Trust, Series 2006-2, Class M1	Aa1	0.469%	(b)	03/20/36	4,394	4,335,985
HSBC Home Equity Loan Trust, Series 2006-2, Class M2	Aa1	0.489%	(b)	03/20/36	6,252	6,162,275
HSBC Home Equity Loan Trust, Series 2006-3, Class A4	Aaa	0.439%	(b)	03/20/36	7,997	7,750,748
HSBC Home Equity Loan Trust, Series 2007-1, Class AS	Aaa	0.399%	(b)	03/20/36	621	609,644
HSBC Home Equity Loan Trust, Series 2007-1, Class M1	A1	0.579%	(b)	03/20/36	430	396,263
HSBC Home Equity Loan Trust, Series 2007-2, Class A4	A1	0.499%	(b)	07/20/36	400	374,915
HSBC Home Equity Loan Trust, Series 2007-2, Class M2	Ba2	0.569%	(b)	07/20/36	1,000	839,254
HSBC Home Equity Loan Trust, Series 2007-3, Class A4	Aa2	1.699%	(b)	11/20/36	5,360	5,215,837
HSBC Home Equity Loan Trust, Series 2007-3, Class M2	Ba1	2.699%	(b)	11/20/36	3,500	3,370,671
HSI Asset Securitization Corp. Trust, Series 2006-OPT4, Class 2A4	B2	0.450%	(b)	03/25/36	1,400	1,028,761
Long Beach Mortgage Loan Trust, Series 2003-3, Class M1	B3	1.325%	(b)	07/25/33	2,197	2,062,301
Long Beach Mortgage Loan Trust, Series 2003-4, Class M1	B2	1.220%	(b)	08/25/33	3,730	3,659,370
Long Beach Mortgage Loan Trust, Series 2004-1, Class M1	A3	0.950%	(b)	02/25/34	29,430	27,679,945
Long Beach Mortgage Loan Trust, Series 2004-2, Class M1	B1	0.730%	(b)	06/25/34	11,183	10,564,325
Long Beach Mortgage Loan Trust, Series 2004-3, Class M1	Ba1	1.055%	(b)	07/25/34	11,630	11,050,140
MASTR Asset-Backed Securities Trust, Series 2004-OPT2, Class A1	Aa2	0.900%	(b)	09/25/34	806	754,811
MASTR Asset-Backed Securities Trust, Series 2004-OPT2, Class A2	Aa1	0.900%	(b)	09/25/34	170	160,162
MASTR Asset-Backed Securities Trust, Series 2004-WMC3, Class M1	A3	1.025%	(b)	10/25/34	2,056	1,909,329

Merrill Lynch Mortgage Investors Trust, Inc., Series 2003-WMC2, Class M2	Baa1	3.050%	(b)	02/25/34	295	279,147
Merrill Lynch Mortgage Investors Trust, Inc., Series 2004-HE2, Class A1A	AAA(a)	0.600%	(b)	08/25/35	51	47,620
Merrill Lynch Mortgage Investors Trust, Inc., Series 2004-HE2, Class M1	BB+(a)	1.000%	(b)	08/25/35	1,613	1,420,941
Merrill Lynch Mortgage Investors Trust, Inc., Series 2004-WMC1, Class M2	B3	1.850%	(b)	10/25/34	2,689	2,342,915
Morgan Stanley ABS Capital I, Series 2002-NC6, Class M1	Caa1	1.700%	(b)	11/25/32	882	831,460
Morgan Stanley ABS Capital I, Series 2003-HE1, Class M1	Ba2	1.400%	(b)	05/25/33	3,706	3,600,241
Morgan Stanley ABS Capital I, Series 2003-NC5, Class M1	B3	1.475%	(b)	04/25/33	6,447	6,328,234
Morgan Stanley ABS Capital I, Series 2003-NC5, Class M3	C	3.650%	(b)	04/25/33	225	119,123

Morgan Stanley ABS Capital I, Series 2003-NC8, Class M1	Caa1	1.250%	(b)	09/25/33	2,544	2,423,402
Morgan Stanley ABS Capital I, Series 2003-NC8, Class M2	C	2.825%	(b)	09/25/33	270	252,724
Morgan Stanley ABS Capital I, Series 2003-NC10, Class M1	B2	1.220%	(b)	10/25/33	574	534,183
Morgan Stanley ABS Capital I, Series 2004-HE1, Class A4	AAA(a)	0.940%	(b)	01/25/34	1,253	1,227,522
Morgan Stanley ABS Capital I, Series 2004-HE5, Class M1	B3	1.145%	(b)	06/25/34	1,670	1,606,830
Morgan Stanley ABS Capital I, Series 2004-HE7, Class M1	Baa1	1.100%	(b)	08/25/34	3,607	3,432,218
Morgan Stanley ABS Capital I, Series 2004-HE8, Class A4	Aaa	0.960%	(b)	09/25/34	469	424,961
Morgan Stanley ABS Capital I, Series 2004-HE8, Class M1	Baa1	1.160%	(b)	09/25/34	19,810	17,578,919
Morgan Stanley ABS Capital I, Series 2004-NC1, Class M1	Baa2	1.250%	(b)	12/25/33	2,008	1,954,700
Morgan Stanley ABS Capital I, Series 2004-NC5, Class M1	Caa1	1.100%	(b)	05/25/34	1,038	965,703
Morgan Stanley ABS Capital I, Series 2004-WMC2, Class M1	Ba3	1.115%	(b)	07/25/34	2,313	2,225,931
Morgan Stanley Dean Witter Capital I, Series 2002-AM2, Class M1	B3	1.325%	(b)	05/25/32	1,119	1,008,660
Morgan Stanley Dean Witter Capital I, Series 2002-AM3, Class A3	Aa2	1.180%	(b)	02/25/33	2,205	2,107,128
Morgan Stanley Dean Witter Capital I, Series 2002-AM3, Class M2	Ca	3.200%	(b)	02/25/33	416	327,181
Morgan Stanley Dean Witter Capital I, Series 2002-NC5, Class M1	B3	1.610%	(b)	10/25/32	1,053	963,120
Morgan Stanley Dean Witter Capital I, Series 2002-NC5, Class M2	Ca	2.600%	(b)	10/25/32	238	190,645
Morgan Stanley Dean Witter Capital I, Series 2003-NC3, Class M1	B3	1.550%	(b)	03/25/33	1,116	1,084,957
Morgan Stanley Dean Witter Capital I, Series 2003-NC3, Class M3	Ca	3.575%	(b)	03/25/33	350	253,218
New Century Home Equity Loan Trust, Series 2003-4, Class M1	Baa3	1.325%	(b)	10/25/33	6,961	6,804,981
New Century Home Equity Loan Trust, Series 2003-6, Class M1	Ba3	1.280%	(b)	01/25/34	11,189	10,501,889
New Century Home Equity Loan Trust, Series 2004-1, Class M1	B3	1.085%	(b)	05/25/34	7,797	7,271,470
New Century Home Equity Loan Trust, Series 2004-2, Class A4	Aaa	1.300%	(b)	08/25/34	2,714	2,732,620
New Century Home Equity Loan Trust, Series 2004-3, Class M1	Baa2	1.130%	(b)	11/25/34	12,150	11,341,643
New Century Home Equity Loan Trust, Series 2004-4, Class M1	Ba1	0.965%	(b)	02/25/35	17,258	15,694,680
Option One Mortgage Loan Trust, Series 2002-6, Class M1	Caa3	1.325%	(b)	11/25/32	253	213,405
Option One Mortgage Loan Trust, Series 2003-2, Class A2	Baa3	0.800%	(b)	04/25/33	1,835	1,742,775
Option One Mortgage Loan Trust, Series 2003-5, Class A2	Baa3	0.840%	(b)	08/25/33	732	678,985
Option One Mortgage Loan Trust, Series 2003-6, Class A2	A1	0.860%	(b)	11/25/33	2,080	1,940,174
Option One Mortgage Loan Trust, Series 2004-1, Class M1	B1	1.100%	(b)	01/25/34	2,350	2,212,990
Option One Mortgage Loan Trust, Series 2004-2, Class M1	B2	0.995%	(b)	05/25/34	6,000	5,503,686

Option One Mortgage Loan Trust, Series 2005-3, Class M1	A3	0.670%	(b)	08/25/35	2,460	2,219,651
Park Place Securities, Inc., Series 2004-WCW1, Class M2	A3	0.880%	(b)	09/25/34	1,415	1,392,928

Popular ABS Mortgage Pass-Through Trust, Series 2004-4, Class M1	Ba1	5.100%		09/25/34	1,705	1,601,820
Popular ABS Mortgage Pass-Through Trust, Series 2005-B, Class M1	A3	0.680%	(b)	08/25/35	1,920	1,907,677
Popular ABS Mortgage Pass-Through Trust, Series 2006-B, Class A3	Ba3	0.480%	(b)	05/25/36	2,130	1,899,041
Quest Trust, Series 2006-X2, Class A2, 144A	Ca	0.490%	(b)	08/25/36	6,000	3,611,568
Renaissance Home Equity Loan Trust, Series 2003-1, Class A	A2	1.060%	(b)	06/25/33	486	439,092
Renaissance Home Equity Loan Trust, Series 2004-1, Class M2	Caa3	1.450%	(b)	05/25/34	408	222,700
Residential Asset Mortgage Product, Series 2004-RS3, Class AI4	Baa1	5.335%	(b)	03/25/34	775	832,835
Residential Asset Mortgage Product, Series 2004-RS8, Class AI5	Ba1	5.980%		08/25/34	15,000	15,760,860
Residential Asset Securities Corp., Series 2003-KS11, Class AI5	A2	5.550%		01/25/34	4,600	4,832,788
Residential Asset Securities Corp., Series 2004-KS1, Class AI5	Baa3	5.221%		02/25/34	4,000	3,992,652
Residential Asset Securities Corp., Series 2004-KS3, Class AI5	Ba1	4.770%		04/25/34	7,750	7,679,692
Residential Asset Securities Corp., Series 2004-KS5, Class AI5	Caa1	5.600%		06/25/34	10,308	10,709,909
Residential Asset Securities Corp., Series 2005-KS3, Class M3	A2	0.630%	(b)	04/25/35	3,358	3,289,226
Residential Asset Securities Corp., Series 2006-KS1, Class A4	Ba2	0.500%	(b)	02/25/36	470	450,410
Salomon Brothers Mortgage Securities VII, Inc., Series 2002-CIT1, Class M1	A+(a)	1.295%	(b)	03/25/32	4,987	4,699,668
Saxon Asset Securities Trust, Series 2001-2, Class M1	Caa3	0.995%	(b)	03/25/31	706	570,192
Saxon Asset Securities Trust, Series 2001-3, Class M1	Caa1	1.370%	(b)	07/25/31	382	321,756
Saxon Asset Securities Trust, Series 2003-2, Class AF5	Baa1	5.022%		08/25/32	2,609	2,667,289
Saxon Asset Securities Trust, Series 2003-3, Class M2	Caa3	2.600%	(b)	12/25/33	163	122,331
Saxon Asset Securities Trust, Series 2004-2, Class AF3	Baa3	5.230%	(b)	08/25/35	5,000	5,089,166
Saxon Asset Securities Trust, Series 2005-3, Class M1	A3	0.660%	(b)	11/25/35	7,309	7,035,161
Securitized Asset-Backed Receivables LLC Trust, Series 2004-NC1, Class M1	B1	0.980%	(b)	02/25/34	6,795	6,416,517
Specialty Underwriting & Residential Finance, Series 2003-BC1, Class M1	Ba1	1.400%	(b)	01/25/34	576	553,768
Specialty Underwriting & Residential Finance, Series 2003-BC3, Class M1	Ba2	1.175%	(b)	08/25/34	8,474	8,192,753
Specialty Underwriting & Residential Finance, Series 2004-BC1, Class M1	A3	0.965%	(b)	02/25/35	1,736	1,667,825
Specialty Underwriting & Residential Finance, Series 2004-BC4, Class A1B	A3	1.000%	(b)	10/25/35	832	755,908
Specialty Underwriting & Residential Finance, Series 2006-BC1, Class A2C	Ba1	0.400%	(b)	12/25/36	621	610,058
Structured Asset Investment Loan Trust, Series 2003-BC1, Class A2	AA+(a)	0.880%	(b)	01/25/33	271	270,007
Structured Asset Investment Loan Trust, Series 2003-BC10, Class A4	A+(a)	1.200%	(b)	10/25/33	10,448	9,953,332
Structured Asset Investment Loan Trust, Series 2004-2, Class A4	BB+(a)	0.905%	(b)	03/25/34	14,910	14,129,183
Structured Asset Investment Loan Trust, Series 2004-4, Class A4	AAA(a)	1.000%	(b)	04/25/34	3,782	3,526,083
Structured Asset Investment Loan Trust, Series 2004-7, Class A8	AAA(a)	1.400%	(b)	08/25/34	1,400	1,261,088

Structured Asset Securities Corp., Series 2006-OW1, Class A4, 144A	CCC(a)	0.400%	(b)	12/25/35	697	629,202
Wells Fargo Home Equity Trust, Series 2004-1, Class 1A	Aa3	0.500%	(b)	04/25/34	4,544	4,372,849
Wells Fargo Home Equity Trust, Series 2004-1, Class 2A1	A2	0.500%	(b)	04/25/34	4,776	4,556,626
Wells Fargo Home Equity Trust, Series 2004-2, Class A21B	Aa3	0.620%	(b)	10/25/34	45	42,994

						594,536,198

TOTAL ASSET-BACKED SECURITIES (cost $1,207,796,594)						1,291,690,888

COMMERCIAL MORTGAGE-BACKED SECURITIES — 15.2%
Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A2	AAA(a)	5.634%	(b)	04/10/49	766	781,552
Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A2FL, 144A	AAA(a)	0.350%	(b)	04/10/49	7,606	7,357,743
Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A2FL, 144A	Aaa	0.370%	(b)	06/10/49	1,768	1,766,913
Banc of America Commercial Mortgage, Inc., Series 2007-5, Class A3	AAA(a)	5.620%		02/10/51	9,000	9,204,273
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class A4	Aa3	4.668%		07/10/43	12,644	13,555,379
Bear Stearns Commercial Mortgage Securities, Series 2006-PW11, Class A4	AAA(a)	5.618%	(b)	03/11/39	4,740	5,269,624
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A3	AAA(a)	5.736%		06/11/50	17,221	18,086,822
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2	AAA(a)	5.330%		01/12/45	141	140,901
CD Commercial Mortgage Trust, Series 2005-CD1, Class A2FL	Aaa	0.320%	(b)	07/15/44	227	226,609
CD Mortgage Trust, Series 2006-CD2, Class A4	Aaa	5.484%	(b)	01/15/46	7,205	7,935,918
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A3	Aaa	5.431%		10/15/49	5,644	5,775,246
COBALT CMBS Commercial Mortgage Trust, Series 2007-C3, Class A2	AAA(a)	5.905%	(b)	05/15/46	262	262,357
Commercial Mortgage Pass-Through Certificates, Series 2006-C1, Class A4	AAA(a)	5.581%	(b)	02/15/39	3,580	3,970,428
Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A4	AAA(a)	5.940%	(b)	06/10/46	8,100	9,138,784
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class A4	A1	4.832%		04/15/37	12,020	12,743,965
DBRR Trust, Series 2012-EZ1, Class A, 144A	Aaa	0.946%		09/25/45	26,796	26,854,472
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A5	Aa2	5.224%	(b)	04/10/37	10,000	10,913,180
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4	Aaa	6.061%	(b)	07/10/38	8,000	9,060,664
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2	Aaa	5.381%		03/10/39	13,786	14,198,081
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A2	AAA(a)	5.506%	(b)	04/10/38	724	741,379
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4	AAA(a)	5.553%	(b)	04/10/38	3,510	3,896,349
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4	Aaa	5.560%		11/10/39	37,086	42,196,747
GS Mortgage Securities Corp. II, Series 2007-EOP, Class A1, 144A	Aaa	1.273%	(b)	03/06/20	3,559	3,560,153
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A2	Aaa	5.247%		01/12/43	82	82,720

JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A2FL	Aaa	0.324%	(b)	01/12/43	358	358,186
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A3A1	Aaa	5.472%	(b)	01/12/43	2,300	2,361,806
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-IDP5, Class A3	Aaa	5.397%	(b)	12/15/44	4,000	4,107,636
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB14, Class A4	Aaa	5.481%	(b)	12/12/44	10,510	11,532,192
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-IDP8, Class A3FL	Aaa	0.359%	(b)	05/15/45	23,150	22,989,008
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-ID11, Class A2	Aaa	5.987%	(b)	06/15/49	8,101	8,345,277
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-ID11, Class A2FL	Aaa	0.339%	(b)	06/15/49	25,852	25,660,191
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-ID12, Class A2	Aaa	5.827%		02/15/51	785	803,926
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-IDPX, Class A2SF	Aaa	0.329%	(b)	01/15/49	6,972	6,932,853
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2011-C5, Class A2	Aaa	3.149%		08/15/46	10,000	10,689,950
LB Commercial Conduit Mortgage Trust, Series 2007-C3, Class A2FL, 144A	Aaa	5.840%	(b)	07/15/44	75	75,535
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A2	AAA(a)	5.103%		11/15/30	260	260,834
LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A2	AAA(a)	5.084%		02/15/31	70	69,727
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A2	Aaa	5.262%		09/15/39	39	39,204
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A2	AAA(a)	5.303%		02/15/40	317	317,627
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4	AAA(a)	5.873%	(b)	05/12/39	15,000	16,921,515
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A4	Aaa	5.742%	(b)	08/12/43	15,000	17,010,315
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A2FL, 144A	A(a)	0.509%	(b)	06/12/50	1,384	1,372,736
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4	AAA(a)	5.668%	(b)	02/12/39	5,000	5,559,570
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A2	Aaa	5.878%	(b)	06/12/46	1,346	1,345,910
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A2FL	Aaa	0.319%	(b)	12/12/49	5,267	5,258,593
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3	Aaa	5.172%	(b)	12/12/49	7,000	7,856,709
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A2	Aaa	5.331%		03/12/51	857	879,718
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A2FL, 144A	Aaa	0.339%	(b)	03/12/51	23,474	23,375,469
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-8, Class ASB	AAA(a)	6.064%	(b)	08/12/49	1,491	1,579,621

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class A2	Aaa	1.972%		08/15/45	24,000	24,772,704
Morgan Stanley Capital I, Series 2007-IQ14, Class A2FL	Aaa	0.359%	(b)	04/15/49	17,642	17,445,678
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A3	Aaa	2.533%		12/10/45	21,000	21,473,508
Wachovia Bank Commercial Mortgage Trust, Series 2003-C7, Class A2, 144A	Aaa	5.077%	(b)	10/15/35	460	464,592
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A4	Aaa	5.418%	(b)	01/15/45	12,671	13,875,164
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A5	Aaa	5.416%	(b)	01/15/45	9,500	10,611,139

Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A4	Aaa	5.919%	(b)	05/15/43	6,045	6,787,447
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A5	Aaa	5.919%	(b)	05/15/43	10,700	12,190,499
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3	Aaa	5.765%	(b)	07/15/45	23,885	26,391,824
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4	Aaa	5.572%		10/15/48	11,992	13,542,362
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A3	Aaa	5.313%		11/15/48	21,496	21,995,848
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A3	Aaa	5.246%		12/15/43	613	625,134
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A3	Aaa	6.122%	(b)	02/15/51	1,175	1,215,923
Wachovia Commercial Mortgage Pass-Through Certificates, Series 2004-C10, Class A4	Aaa	4.748%		02/15/41	8,200	8,386,822

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $543,226,973)						563,203,011

CORPORATE BONDS — 45.4%
Automotive — 2.3%
American Honda Finance Corp., Sr. Unsec’d. Notes, 144A	A1	1.625%		09/20/13	15,000	15,074,715
Daimler Finance North America LLC, Gtd. Notes, 144A	A3	0.879%	(b)	01/09/15	11,700	11,741,196
Daimler Finance North America LLC, Gtd. Notes, 144A	A3	1.250%		01/11/16	28,000	28,127,176
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A	Baa1	1.150%		09/15/15	15,000	15,062,625
Volkswagen International Finance NV (Netherlands), Gtd. Notes, 144A	A3	1.032%	(b)	03/21/14	15,000	15,048,705

						85,054,417

Banking — 17.1%
ABN AMRO Bank NV (Netherlands), Sr. Unsec’d. Notes, 144A	A2	2.046%	(b)	01/30/14	30,000	30,318,300
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	A2	1.380%	(b)	06/12/15	35,000	35,601,055
Australia & New Zealand Banking Group Ltd. (Australia), Sr. Unsec’d. Notes, 144A	Aa2	1.019%	(b)	01/10/14	25,000	25,119,925
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	0.610%	(b)	09/15/14	5,000	4,987,130
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	3.700%		09/01/15	30,000	31,602,000
Bank of Montreal (Canada), Certificate of Deposit	Aa3	0.455%	(b)	07/24/14	25,000	25,026,000
Bank of Montreal (Canada), Sr. Unsec’d. Notes, MTN	Aa3	1.750%		04/29/14	12,500	12,678,837
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes	Aa3	0.506%	(b)	10/23/15	15,000	15,019,650
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes	Aa3	0.700%		10/23/15	20,000	20,056,400
Bank of Nova Scotia (Canada), Certificate of Deposit	Aa2	0.527%	(b)	01/14/15	25,000	24,997,000
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	2.250%		08/07/15	30,000	30,794,640
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands), Bank Gtd. Notes	Aa2	1.850%		01/10/14	30,000	30,313,140
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(c)	A3	1.296%	(b)	02/07/14	25,000	25,124,000
HSBC Bank PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	Aa3	1.078%	(b)	01/17/14	30,000	30,165,720
ING Bank NV (Netherlands), Sr. Notes, 144A	A2	1.597%	(b)	10/18/13	25,000	25,132,025
ING Bank NV (Netherlands), Sr. Notes, 144A	A2	2.000%		10/18/13	10,000	10,059,590
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	0.937%	(b)	10/15/15	25,000	25,129,750
JPMorgan Chase & Co., Sr. Unsec’d. Notes, MTN	A2	1.075%	(b)	01/24/14	25,000	25,140,075
Morgan Stanley, Sr. Unsec’d. Notes	Baa1	1.875%	(b)	01/24/14	35,000	35,262,885
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A	Aa3	1.750%		10/04/13	25,000	25,151,700
Royal Bank of Canada (Canada), Sr. Unsec’d. Notes, MTN	Aa3	0.510%	(b)	01/06/15	15,000	15,020,715
Royal Bank of Canada (Canada), Sr. Unsec’d. Notes, MTN	Aa3	0.650%	(b)	03/08/16	26,000	26,051,506
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	Baa1	2.550%		09/18/15	25,000	25,751,475

Toronto-Dominion Bank (The) (Canada), Sr. Unsec’d. Notes, MTN	Aa1	0.456%	(b)	07/26/13	25,000	25,011,875
UBS AG (Switzerland), Sr. Unsec’d. Notes	A2	1.276%	(b)	01/28/14	14,526	14,614,478
Wells Fargo & Co., Sr. Unsec’d. Notes	A2	1.205%	(b)	06/26/15	10,000	10,124,410
Wells Fargo & Co., Sr. Unsec’d. Notes	A2	1.500%		07/01/15	30,000	30,526,110

						634,780,391

Brokerage — 1.1%
BlackRock, Inc., Sr. Unsec’d. Notes	A1	0.588%	(b)	05/24/13	20,000	20,002,163
BlackRock, Inc., Sr. Unsec’d. Notes(c)	A1	1.375%		06/01/15	7,200	7,323,890
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(d)	NR	3.000%		05/25/10	50,000	11,687,500

						39,013,553

Cable — 0.9%
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	A3	0.817%	(b)	04/15/16	35,000	35,150,640

Capital Goods — 2.9%
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	A2	1.375%		05/20/14	25,000	25,259,450
Caterpillar Financial Services Corp., Unsec’d. Notes, MTN	A2	1.550%		12/20/13	10,000	10,076,680
Danaher Corp., Sr. Unsec’d. Notes	A2	0.532%	(b)	06/21/13	10,000	10,002,754
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	0.682%	(b)	10/04/13	20,000	20,039,960
John Deere Capital Corp., Unsec’d. Notes	A2	0.750%		01/22/16	20,000	20,076,460
United Technologies Corp., Sr. Unsec’d. Notes	A2	0.787%	(b)	06/01/15	20,000	20,197,660

						105,652,964

Chemicals — 1.1%
E.I. du Pont de Nemours & Co., Sr. Unsec’d. Notes(c)	A2	0.704%	(b)	03/25/14	40,000	40,152,120

Consumer — 0.9%
eBay, Inc., Sr. Unsec’d. Notes(c)	A2	0.875%		10/15/13	12,000	12,032,952
VF Corp., Sr. Unsec’d. Notes	A3	1.038%	(b)	08/23/13	20,000	20,044,560

						32,077,512

Electric — 1.3%
DTE Energy Co., Sr. Unsec’d. Notes	Baa1	0.987%	(b)	06/03/13	8,000	8,003,818
Georgia Power Co., Sr. Unsec’d. Notes	A3	0.600%	(b)	03/15/16	20,000	20,011,500
National Rural Utilities Cooperative Finance Corp., Collateral Trust	A1	1.125%		11/01/13	10,000	10,041,970
Nextera Energy Capital Holdings, Inc., Gtd. Notes	Baa1	1.200%		06/01/15	10,000	10,079,970

						48,137,258

Energy — Integrated — 0.5%
Total Capital Canada Ltd. (Canada), Gtd. Notes	Aa1	0.657%	(b)	01/15/16	20,000	20,119,100

Energy — Other — 0.7%
Occidental Petroleum Corp., Sr. Unsec’d. Notes	A1	1.450%		12/13/13	25,000	25,181,375

Foods — 2.5%
General Mills, Inc., Sr. Unsec’d. Notes	Baa1	0.576%	(b)	01/29/16	25,000	25,013,575
Kellogg Co., Sr. Unsec’d. Notes	Baa1	0.522%	(b)	02/13/15	23,000	23,024,541
PepsiCo, Inc., Sr. Notes	Aa3	0.497%	(b)	02/26/16	20,000	20,061,780
SABMiller Holdings, Inc., Gtd. Notes, 144A	Baa1	1.850%		01/15/15	23,000	23,441,807

						91,541,703

Healthcare & Pharmaceutical — 3.0%
GlaxoSmithKline Capital, Inc., Gtd. Notes	A1	0.700%		03/18/16	37,500	37,544,737
McKesson Corp., Sr. Unsec’d. Notes	Baa2	0.950%		12/04/15	5,000	5,024,150
Quest Diagnostics, Inc., Gtd. Notes	Baa2	1.134%	(b)	03/24/14	20,000	20,093,400

Sanofi-Aventis SA (France), Sr. Unsec’d. Notes(c)	A1	0.594%	(b)	03/28/14	30,000	30,087,060
Teva Pharmaceutical Finance Co. BV (Curacao), Gtd. Notes	A3	1.193%	(b)	11/08/13	17,000	17,072,097

						109,821,444

Insurance — 2.4%
MassMutual Global Funding II, Sr. Sec’d. Notes, 144A	Aa2	0.783%	(b)	09/27/13	35,000	35,077,945
Metropolitan Life Global Funding I, Sec’d. Notes, 144A	Aa3	1.029%	(b)	01/10/14	30,000	30,141,330
New York Life Global Funding, Sr. Sec’d. Notes, 144A	Aaa	3.000%		05/04/15	13,025	13,672,824
Principal Life Global Funding II, Sr. Sec’d. Notes, 144A	Aa3	0.904%	(b)	07/09/14	9,800	9,858,359

						88,750,458

Lodging — 0.5%
Carnival Corp. (Panama), Gtd. Notes	A3	1.200%		02/05/16	17,000	17,042,262

Metals — 1.6%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	A1	0.560%	(b)	02/18/14	30,000	30,063,240
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	1.800%		10/23/15	30,000	30,370,320

						60,433,560

Non-Captive Finance — 1.2%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	0.880%	(b)	01/08/16	20,000	20,128,780
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	1.000%		01/08/16	25,000	25,126,975
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	1.084%	(b)	12/29/14	1,000	1,004,162

						46,259,917

Pipelines & Other — 0.5%
TransCanada Pipelines Ltd. (Canada), Sr. Unsec’d. Notes	A3	0.750%		01/15/16	20,000	20,011,720

Retailers — 0.3%
Walgreen Co., Sr. Unsec’d. Notes	Baa1	0.780%	(b)	03/13/14	10,000	10,023,720

Technology — 2.4%
Broadcom Corp., Sr. Unsec’d. Notes	A2	1.500%		11/01/13	5,000	5,025,625
Hewlett-Packard Co., Sr. Unsec’d. Notes	Baa1	0.687%	(b)	05/30/14	8,250	8,227,832
Hewlett-Packard Co., Sr. Unsec’d. Notes	Baa1	1.550%		05/30/14	10,000	10,056,390
International Business Machines Corp., Sr. Unsec’d. Notes	Aa3	0.550%		02/06/15	30,000	30,062,460
Texas Instruments, Inc., Sr. Unsec’d. Notes	A1	0.470%	(b)	05/15/13	37,000	37,005,651

						90,377,958

Telecommunications — 1.7%
AT&T, Inc., Sr. Unsec’d. Notes	A3	0.677%	(b)	02/12/16	37,000	37,107,115
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	0.894%	(b)	03/28/14	25,000	25,104,900

						62,212,015

Tobacco — 0.5%
BAT International Finance PLC (United Kingdom), Gtd. Notes, 144A	A3	1.400%		06/05/15	20,000	20,251,800

TOTAL CORPORATE BONDS (cost $1,707,273,723)						1,682,045,887

MUNICIPAL BONDS — 1.1%
Port Authority of New York & New Jersey, Rev. Bonds, 176th Series	Aa3	0.500%		12/01/14	6,300	6,319,593

University of California Rev., Fltg. Rate Nts., Taxable, Series Y-1	Aa1	0.784%	(b)	07/01/41	33,775	33,829,716

TOTAL MUNICIPAL BONDS (cost $40,111,969)						40,149,309

TOTAL LONG-TERM INVESTMENTS (cost $3,498,409,259)						3,577,089,095

SHORT-TERM INVESTMENTS — 3.5%
COMMERCIAL PAPER(e) — 1.9%
British Telecommunications PLC	P-2	1.520%		06/03/13	30,000	29,990,968
Vodafone Group PLC, 144A	P-2	0.810%		01/02/14	40,000	39,842,000

TOTAL COMMERCIAL PAPER (cost $69,740,083)						69,832,968

LOAN PARTICIPATION — 1.3%
UDR, Inc. (cost $50,000,000)(f)					50,000	50,000,000

U.S. GOVERNMENT AGENCY OBLIGATION — 0.2%
Federal Home Loan Mortgage Corp.(c)(e) (cost $5,993,765)		0.100%		01/14/14	6,000	5,995,704

	Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 0.1%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,922,244)(g)	1,922,244	1,922,244

TOTAL SHORT-TERM INVESTMENTS (cost $127,656,092)		127,750,916

TOTAL INVESTMENTS — 100.1% (cost $3,626,065,351)(h)		3,704,840,011
LIABILITIES IN EXCESS OF OTHER ASSETS(i) — (0.1)%		(2,458,986)

NET ASSETS — 100.0%		$3,702,381,025

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualitified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ABS	Asset-Backed Security
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NR	Non Rated by Moody’s or Standard & Poor’s

#	Principal amount shown in U.S. dollars unless otherwise stated.
†	The ratings reflected are as of April 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
(a)	Standard & Poor’s rating.
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2013.
(c)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(d)	Represents issuer in default on interest payments. Non-income producing security.
(e)	Rate quoted represents yield-to-maturity as of purchase date.
(f)	Indicates a security or securities that have been deemed illiquid.
(g)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(h)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.
(i)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Interest rate swap agreements outstanding at April 30, 2013:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)	Counterparty
Over-the-counter swap agreements:
60,000	01/14/16	0.508%	3 month LIBOR(1)	$(237,052)	$—	$(237,052)	Morgan Stanley Capital Services, Inc.
50,000	01/06/14	1.285	3 month LIBOR(1)	(535,538)	—	(535,538)	UBS AG
50,000	12/15/14	2.606	3 month LIBOR(1)	(2,408,890)	—	(2,408,890)	Barclays Bank PLC
50,000	01/23/15	0.698	3 month LIBOR(1)	(414,571)	—	(414,571)	Bank of Nova Scotia
50,000	03/15/16	0.546	3 month LIBOR(1)	(175,276)	—	(175,276)	Deutsche Bank
40,000	02/03/15	0.575	3 month LIBOR(1)	(202,961)	—	(202,961)	Bank of Nova Scotia
35,000	11/13/15	0.453	3 month LIBOR(1)	(106,833)	—	(106,833)	Morgan Stanley Capital Services, Inc.
30,000	08/02/15	0.484	3 month LIBOR(1)	(97,459)	—	(97,459)	Bank of Nova Scotia
25,000	06/22/15	0.640	3 month LIBOR(1)	(202,079)	—	(202,079)	Bank of Nova Scotia
25,000	12/15/15	2.938	3 month LIBOR(1)	(1,922,456)	—	(1,922,456)	Morgan Stanley Capital Services, Inc.
25,000	02/01/16	0.588	3 month LIBOR(1)	(134,300)	—	(134,300)	Royal Bank of Scotland PLC
25,000	03/04/16	0.505	3 month LIBOR(1)	(60,780)	—	(60,780)	Bank of America
25,000	04/13/16	0.925	3 month LIBOR(1)	(338,853)	—	(338,853)	Bank of Nova Scotia
25,000	06/06/16	0.499	3 month LIBOR(1)	(62,148)	—	(62,148)	Bank of Nova Scotia
25,000	12/06/16	0.575	3 month LIBOR(1)	(67,960)	—	(67,960)	Bank of Nova Scotia
20,000	03/03/14	2.158	3 month LIBOR(1)	(373,906)	—	(373,906)	Barclays Bank PLC
20,000	12/07/15	0.757	3 month LIBOR(1)	(236,409)	—	(236,409)	Bank of Nova Scotia
20,000	07/29/16	0.680	3 month LIBOR(1)	(157,308)	—	(157,308)	Bank of Nova Scotia
20,000	11/13/16	0.598	3 month LIBOR(1)	(84,592)	—	(84,592)	Morgan Stanley Capital Services, Inc.
20,000	02/18/20	4.762	3 month LIBOR(1)	(4,810,389)	—	(4,810,389)	Royal Bank of Scotland PLC
20,000	06/01/20	1.235	3 month LIBOR(1)	22,732	—	22,732	Bank of Nova Scotia
15,000	05/16/16	0.890	3 month LIBOR(1)	(248,126)	—	(248,126)	Bank of Nova Scotia
13,000	05/16/18	4.531	3 month LIBOR(1)	(2,641,319)	—	(2,641,319)	Barclays Bank PLC
10,000	05/10/16	0.860	3 month LIBOR(1)	(156,044)	—	(156,044)	Bank of Nova Scotia
10,000	12/15/20	3.855	3 month LIBOR(1)	(1,926,352)	—	(1,926,352)	Morgan Stanley Capital Services, Inc.
9,200	10/03/13	3.991	3 month LIBOR(1)	(170,904)	—	(170,904)	Royal Bank of Scotland PLC
8,400	06/15/17	2.880	3 month LIBOR(1)	(853,127)	—	(853,127)	Barclays Bank PLC
5,000	05/22/16	0.909	3 month LIBOR(1)	(85,342)	—	(85,342)	Bank of Nova Scotia

				$(18,688,242)	$—	$(18,688,242)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The amount represents fair value of derivative investments subject to interest rate exposure as of April 30, 2013.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$1,291,690,888	$—
Commercial Mortgage-Backed Securities	—	536,348,539	26,854,472
Corporate Bonds	—	1,682,045,887	—
Municipal Bonds	—	40,149,309	—
Commercial Paper	—	69,832,968	—
Loan Participation	—	50,000,000	—
U.S. Government Agency Obligation	—	5,995,704	—
Affiliated Money Market Mutual Fund	1,922,244	—	—
Other Financial Instruments*
Interest Rate Swap Agreements	—	(18,688,242)	—

Total	$1,922,244	$3,657,375,053	$26,854,472

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps contracts, which are recorded at the unrealized appreciation/depreciation of the instrument.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: The Funds hold portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. For the Taxable Money Market Fund only, in the event that the NYSE is closed, the portfolio securities and other assets are fair valued when the U.S. Government bond market and U.S. Federal Reserve Banks are open. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Funds’ securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Funds to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Funds’ investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Funds’ normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with input from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Funds’ policy that its custodian or designated subcustodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults or the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds’ may be delayed or limited.

The Short-Term Bond Fund invests in the Money Market Fund.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 2

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date June 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date June 20, 2013

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date June 20, 2013

*	Print the name and title of each signing officer under his or her signature.